Revenues	12 Months Ended
Dec. 31, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenues

Note 5. Revenues

The following table presents the Company’s disaggregated revenues:

	For the Years Ended December 31,
	2025	2024
Lease revenue	$21,224	$7,935
Blockchain award revenue	5,663	-
Total revenue	$26,887	$7,935